Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of earnings loss per share - basic and diluted
	For the Six Months Ended December 31,
	2022	2021
Earnings (loss) per share – basic
Numerator:
Net income (loss) attributable to the Company	$5,411,645	(8,399,863)
Accretion of convertible redeemable preferred shares	(2,001,777)	(1,754,165)
Net income (loss) attributable to ordinary shareholders – basic	$3,409,868	$(10,154,028)
Denominator:
Weighted average ordinary shares outstanding(1)	54,268,601	34,406,330
Earnings (loss) per share – basic	$0.06	$(0.30)

Earnings (loss) per share – diluted
Numerator:
Net income (loss) attributable to the Company	$5,411,645	$(8,399,863)
Accretion of convertible redeemable preferred shares	(2,001,777)	(1,754,165)
Net income (loss) attributable to ordinary shareholders – diluted	$3,409,868	$(10,154,028)
Denominator:
Weighted average ordinary shares outstanding(1)	54,268,601	34,406,330
Assumed exercise of share options and issuance of RSUs	6,008,601	—
Weighted average ordinary shares outstanding – diluted(1)	60,277,202	34,406,330
Earnings (loss) per share – diluted	$0.06	$(0.30)

(1)      After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.

	For the Years Ended June 30,
	2022	2021	2020
Numerator:
Net (Loss) Income attributable to BaiJiaYun Limited	$(12,814,988)	$3,457,208	$3,873,503
Accretion of convertible redeemable preferred shares	(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders	—	(2,084,786)	—
Net income attributable to BaiJiaYun Limited’s preferred shareholders	—	—	(838,145)
Net (Loss) Income attributable to BaiJiaYun Limited’s ordinary shareholders	$(16,680,418)	$(1,657,107)	$1,238,371

Denominator:
Weighted average ordinary shares outstanding – basic and diluted	44,069,300	41,204,669	38,417,461
Earnings (loss) per share – basic and diluted	$(0.38)	$(0.04)	$0.03